38. Insurance (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Tables
Schedule of main assets, liabilities or interests insured amounts
Types	Amounts insured
Operating risks	R$38,171,870
General Third Party Liability - RCG	R$80,000
Vehicles (Executive and Operational Fleets)	R$1,000 for Civil Liability Optional (Property Damages and Personal Injury) and R$100 for Moral Damages.